Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0000036966
Registrant Name	FIRST HORIZON CORPORATION
Registration File Number	333-287053
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A